Business combinations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Schedule of purchase price allocation
The following table summarizes the final amounts of assets acquired and liabilities assumed at the acquisition date for acquisitions in the year ended December 31, 2023:

	Paya $	Other $	Total $
Assets acquired
Cash	21,657	—	21,657
Segregated funds	244,798	—	244,798
Trade and other receivables	23,263	—	23,263
Inventory	293	—	293
Prepaid expenses	2,816	—	2,816
Property and equipment	5,419	12	5,431
Processor deposits	385	—	385
Intangible assets
Software	3,131	—	3,131
Trademarks	16,607	—	16,607
Technologies	178,173	6,908	185,081
Partner and merchant relationships	455,364	—	455,364
Goodwill[1]	864,172	3,193	867,365
	1,816,078	10,113	1,826,191
Liabilities assumed
Trade and other payables	(30,037)	(113)	(30,150)
Current portion of loans and borrowings	(1,142)	—	(1,142)
Other current liabilities	(3,142)	—	(3,142)
Due to merchants	(244,798)	—	(244,798)
Income taxes payable	(1,696)	—	(1,696)
Loans and borrowings	(2,492)	—	(2,492)
Deferred tax liabilities	(131,510)	—	(131,510)
	(414,817)	(113)	(414,930)
Total consideration
Cash paid	1,391,435	10,000	1,401,435
Share-based payments (note 16)	9,826	—	9,826
	1,401,261	10,000	1,411,261
[1] Goodwill mainly consists of future growth, assembled workforce and expected synergies, which were not recorded separately since they did not meet the recognition criteria for identifiable intangible assets. Goodwill arising from the Paya acquisition is not deductible for income tax purposes.